UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06096
                                                     ---------

                                 The Torray Fund
       -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        7501 Wisconsin Avenue, Suite 1100
                             Bethesda, MD 20814-6523
       -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 William M Lane
                                   Torray LLC
                        7501 Wisconsin Avenue, Suite 1100
                             Bethesda, MD 20814-6523
       -----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 301-493-4600
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


THE TORRAY FUND
---------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

AS OF SEPTEMBER 30, 2007 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------

                    SHARES                                                                                       MARKET VALUE
                    ------                                                                                       ------------

COMMON STOCK 86.98%

         22.71% FINANCIALS
                         84,947               Markel Corp.*                                                       $   41,114,348
                        648,350               AMBAC Financial Group, Inc.                                             40,787,698
                        425,700               American International Group, Inc.                                      28,798,605
                      1,093,600               Marsh & McLennan Cos., Inc.                                             27,886,800
                        572,000               Citigroup, Inc.                                                         26,695,240
                        445,909               Aflac, Inc.                                                             25,434,649
                        439,900               Bank of America Corp.                                                   22,113,773
                        577,200               Calamos Asset Management, Inc., Class A                                 16,294,356
                        223,500               American Express Co.                                                    13,269,195
                      2,240,200               LaBranche & Co., Inc.*                                                  10,484,136
                                                                                                                  --------------
                                                                                                                     252,878,800

         21.78% HEALTH CARE
                        561,500               Johnson & Johnson                                                       36,890,550
                        681,500               Haemonetics Corp.*                                                      33,679,730
                        471,500               Cardinal Health, Inc.                                                   29,482,895
                        486,500               Amgen, Inc.*                                                            27,521,305
                        467,500               Eli Lilly & Co.                                                         26,614,775
                        404,200               Medtronic, Inc.                                                         22,800,922
                        278,700               WellPoint, Inc.*                                                        21,995,004
                        452,400               UnitedHealth Group, Inc.                                                21,909,732
                        312,000               Abbott Laboratories                                                     16,729,440
                        112,337               St Jude Medical, Inc.*                                                   4,950,692
                                                                                                                  --------------
                                                                                                                     242,575,045

         15.96% INDUSTRIALS
                        611,300               Illinois Tool Works, Inc.                                               36,457,932
                        329,000               Danaher Corp.                                                           27,211,590
                        317,400               General Dynamics Corp.                                                  26,810,778
                        581,101               USG Corp.*                                                              21,820,343
                        253,850               United Technologies Corp.                                               20,429,848
                        747,200               Owens Corning, Inc.*                                                    18,717,360
                        368,900               General Electric Co.                                                    15,272,460
                        205,600               Emerson Electric Co.                                                    10,942,032
                                                                                                                  --------------
                                                                                                                     177,662,343

         13.30% INFORMATION TECHNOLOGY
                      1,836,100               Applied Materials, Inc.                                                 38,007,270
                      1,762,400               EMC Corp.*                                                              36,657,920
                      1,288,500               Intel Corp.                                                             33,320,610
                        506,200               Automatic Data Processing, Inc.                                         23,249,766
                        801,800               Western Union Co. (The)                                                 16,813,746
                                                                                                                  --------------
                                                                                                                     148,049,312

         5.95% CONSUMER DISCRETIONARY
                        840,400               O'Reilly Automotive, Inc.*                                              28,077,764
                        466,900               Walt Disney Co. (The)                                                   16,056,691
                        220,700               Gannett Co., Inc.                                                        9,644,590
                        324,524               McClatchy Co. (The), Class A                                             6,483,990
                        325,000               Time Warner, Inc.                                                        5,967,000
                                                                                                                  --------------
                                                                                                                      66,230,035

          3.95% MATERIALS
                      1,639,900               W.R. Grace & Co.*                                                       44,047,714

          3.33% CONSUMER STAPLES
                        386,500               Procter & Gamble Co. (The)                                              27,186,410
                        197,400               Anheuser-Busch Cos., Inc.                                                9,868,026
                                                                                                                  --------------
                                                                                                                      37,054,436
                                                                                                                  --------------

TOTAL COMMON STOCK 86.98%                                                                                            968,497,685
     (cost $789,523,385)

                 PRINCIPAL AMOUNT ($)
                 --------------------

CONVERTIBLE BOND 3.36%
                     24,680,000               Level 3 Communications, Inc., 10.00%, due 05/01/11(1)                   37,410,265
     (cost $25,736,619)

SHORT-TERM INVESTMENTS 9.68%
                    107,779,122               PNC Bank Money Market Account, 4.50%, due 10/01/07                     107,779,122
     (cost $107,779,122)
                                                                                                                  --------------

TOTAL INVESTMENTS 100.02%                                                                                          1,113,687,072
     (cost $923,039,126)
OTHER LIABILITES LESS ASSETS (0.02%)                                                                                    (239,676)
                                                                                                                  --------------
NET ASSETS 100.00%                                                                                                $1,113,447,396
                                                                                                                  ==============


TOP 10 HOLDINGS
---------------
       1        W.R. Grace & Co.*                                                 6          EMC Corp.*
       2        Markel Corp.*                                                     7          Illinois Tool Works, Inc.
       3        AMBAC Financial Group, Inc.                                       8          Haemonetics Corp.*
       4        Applied Materials, Inc.                                           9          Intel Corp.
       5        Johnson & Johnson                                                10          Cardinal Health, Inc.

*  Non-income producing securities

(1) This security is valued at fair value, as determined in good faith by the Advisor under the supervision of the Board of Trustees in accordance with the Fund's Valuation Procedures. The total fair value of this security at September 30, 2007 is $37,410,265, which represents 3.36% of net assets.

SEE NOTES TO THE SCHEDULES OF INVESTMENTS.

THE TORRAY INSTITUTIONAL FUND
---------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

AS OF SEPTEMBER 30, 2007 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------

                    SHARES                                                                                       MARKET VALUE
                    ------                                                                                       ------------

COMMON STOCK 95.50%

         25.00% FINANCIALS
                         57,800               American International Group, Inc.                                    $  3,910,170
                        153,138               Marsh & McLennan Cos., Inc.                                              3,905,019
                         65,400               Aflac, Inc.                                                              3,730,416
                         59,135               AMBAC Financial Group, Inc.                                              3,720,183
                         77,700               Citigroup, Inc.                                                          3,626,259
                        753,000               LaBranche & Co., Inc.*                                                   3,524,040
                         95,104               Calamos Asset Management, Inc., Class A                                  2,684,786
                         47,000               Bank of America Corp.                                                    2,362,690
                         32,123               American Express Co.                                                     1,907,142
                                                                                                                    ------------
                                                                                                                      29,370,705

         22.71% HEALTH CARE
                         71,400               Johnson & Johnson                                                        4,690,980
                         73,200               Haemonetics Corp.*                                                       3,617,544
                         50,700               Cardinal Health, Inc.                                                    3,170,271
                         49,600               Medtronic, Inc.                                                          2,797,936
                         46,000               Amgen, Inc.*                                                             2,602,220
                         44,800               Eli Lilly & Co.                                                          2,550,464
                         29,400               WellPoint, Inc.*                                                         2,320,248
                         47,600               UnitedHealth Group, Inc.                                                 2,305,268
                         38,200               Abbott Laboratories                                                      2,048,284
                         13,257               St Jude Medical, Inc.*                                                     584,236
                                                                                                                    ------------
                                                                                                                      26,687,451

         18.87% INDUSTRIALS
                         78,100               Illinois Tool Works, Inc.                                                4,657,884
                         40,057               Danaher Corp.                                                            3,313,114
                         35,311               General Dynamics Corp.                                                   2,982,720
                         35,841               United Technologies Corp.                                                2,884,484
                         70,358               USG Corp.*                                                               2,641,943
                         97,500               Owens Corning, Inc.*                                                     2,442,375
                         44,800               General Electric Co.                                                     1,854,720
                         26,246               Emerson Electric Co.                                                     1,396,812
                                                                                                                    ------------
                                                                                                                      22,174,052

         12.84% INFORMATION TECHNOLOGY
                        142,856               Intel Corp.                                                              3,694,256
                        160,500               EMC Corp.*                                                               3,338,400
                        145,207               Applied Materials, Inc.                                                  3,005,785
                         64,616               Automatic Data Processing, Inc.                                          2,967,813
                         99,339               Western Union Co. (The)                                                  2,083,139
                                                                                                                    ------------
                                                                                                                      15,089,393

          8.29% CONSUMER DISCRETIONARY
                        100,400               O'Reilly Automotive, Inc.*                                               3,354,364
                         59,402               Gannett Co., Inc.                                                        2,595,867
                         50,410               Walt Disney Co. (The)                                                    1,733,600
                         56,891               McClatchy Co. (The), Class A                                             1,136,682
                         50,200               Time Warner, Inc.                                                          921,672
                                                                                                                    ------------
                                                                                                                       9,742,185

          5.14% CONSUMER STAPLES
                         57,400               Procter & Gamble Co. (The)                                               4,037,516
                         39,990               Anheuser-Busch Cos., Inc.                                                1,999,100
                                                                                                                    ------------
                                                                                                                       6,036,616

          2.65% MATERIALS
                        116,095               W.R. Grace & Co.*                                                        3,118,312
                                                                                                                    ------------

TOTAL COMMON STOCK 95.50%                                                                                           112,218,714
     (cost $101,371,965)

                 PRINCIPAL AMOUNT ($)
                 --------------------

CONVERTIBLE BOND 3.77%
                      2,920,000               Level 3 Communications, Inc., 10.00%, due 05/01/11(1)                    4,426,174
     (cost $2,920,000)

SHORT-TERM INVESTMENTS 0.00%
                            862               PNC Bank Money Market Account, 4.50%, due 10/01/07                             862
     (cost $862)
                                                                                                                    ------------

TOTAL INVESTMENTS 99.27%                                                                                             116,645,750
     (cost $104,292,827)
OTHER ASSETS LESS LIABILITIES  0.73%                                                                                     861,221
                                                                                                                    ------------
NET ASSETS 100.00%                                                                                                  $117,506,971
                                                                                                                    ============


TOP 10 HOLDINGS
       1        Johnson & Johnson                                               6            Aflac, Inc.
       2        Illinois Tool Works, Inc.                                       7            AMBAC Financial Group, Inc.
       3        Procter & Gamble Co. (The)                                      8            Intel Corp.
       4        American International Group, Inc.                              9            Citigroup, Inc.
       5        Marsh & McLennan Cos., Inc.                                    10            Haemonetics Corp.*

*  Non-income producing securities

(1) This security is valued at fair value, as determined in good faith by the Advisor under the supervision of the Board of Trustees in accordance with the Fund's Valuation Procedures. The total fair value of this security at September 30, 2007 is $4,426,174, which represents 3.77% of net assets.

SEE NOTES TO THE SCHEDULES OF INVESTMENTS.

NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
SEPTEMBER 30, 2007 (UNAUDITED)

SECURITIES VALUATION - Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ official closing price (the "NOCP") instead of the last reported sales price. Other assets and securities for which no quotations are readily available or for which Torray LLC (the "Advisor") believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees in accordance with the Fund's Valuation Procedures. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

TAX DISCLOSURE - No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2007.

The following information is based upon the book basis of investment securities as of September 30, 2007:
                                                                      Torray
                                                                   Institutional
                                              Torray Fund              Fund
                                              ------------         -------------
      Gross unrealized appreciation           $228,894,005         $ 18,665,629
      Gross unrealized depreciation
                                               (38,246,059)          (6,312,706)
                                              ------------         ------------

      Net unrealized appreciation             $190,647,946         $ 12,352,923
                                              ============         ============

      Aggregate book cost                     $923,039,126         $104,292,827
                                              ============         ============

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at WWW.SEC.GOV.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Torray Fund
              ------------------------------------------------------------------

By (Signature and Title)*  /s/ Robert E. Torray
                         -------------------------------------------------------
                           Robert E. Torray, President
                           (principal executive officer)

Date                       November 28, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Robert E. Torray
                         -------------------------------------------------------
                           Robert E. Torray, President
                           (principal executive officer)

Date                       November 28, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ William M Lane
                         -------------------------------------------------------
                           William M Lane, Treasurer
                           (principal financial officer)

Date                       November 28, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.